Stock-Based Awards (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Data used to Determine Stock Options Grants

The relevant data used to determine the value of the stock option grants is as follows, presented on a weighted average basis:

	YEAR ENDED DECEMBER 31,
	2011	2012
Risk-free interest rate	1.94%	0.90%
Expected term (in years)	5.8	6.0
Expected volatility	67%	67%
Expected dividend yield	0%	0%

Summary of Stock Option Activity

The following table summarizes stock option activity for the years ended December 31, 2011 and 2012:

	SHARES ISSUABLE UNDER OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE
			(IN YEARS)
Outstanding, as of December 31, 2010	—	$—
Granted	1,040,307	0.25

Outstanding, as of December 31, 2011	1,040,307	$0.25
Granted	588,775	0.40
Exercised	(935,348)	0.28
Forfeited	(123,884)	0.42
Expired	(5,214)	0.43

Outstanding, as of December 31, 2012	564,636	$0.32	9.0	$1,286

Options vested and expected to vest, as of December 31, 2012	542,040	$0.32	9.0	$1,234

Options exercisable as of December 31, 2012	564,636	$0.32	9.0	$1,286

Summary of Restricted Stock Activity

The table below summarizes activity related to restricted stock for the year ended December 31, 2012:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Unvested restricted common stock as of December 31, 2011	—	$—
Restricted common stock issued	405,251	0.40
Restricted common stock vested	(15,042)	0.40
Restricted common stock forfeited	—	—

Unvested restricted common stock as of December 31, 2012	390,209	$0.40

Summary of Stock-Based Compensation Expense Related to Stock Options and Restricted Stock

The Company recorded stock-based compensation expense related to stock options and restricted stock for the years ended December 31, 2011 and 2012 as follows:

	YEAR ENDED DECEMBER 31,
	2011	2012

Research and development	$10	$11
General and administrative	16	95

	$26	$106